Current Projects (Q1) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 04, 2019 USD ($) shares	May 10, 2017 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Apr. 29, 2019	Oct. 31, 2018	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Aug. 31, 2017	Aug. 31, 2009
Gain on termination of option						$ 70
Australian Future Energy Pty Ltd [Member]
Services revenue, delivery of a process design package		$ 2,000
Equity method investments						$ 0			$ 0
Australian Future Energy Pty Ltd [Member] | Second Largest Shareholder [Member]
Ownership percentage purchased						35.00%
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member]
Ownership percentage purchased	100.00%
Consideration payable in acquisition to parent company, description	(i) an additional $2.0 million in three equal installments, with the first installment paid at closing and the remainder over the subsequent twelve months, and (ii) $3.8 million on the earlier of the closing of a construction financing by AFE or five years from closing.
Shares issued in settlement of invoices | shares	1,000,000
Amount paid in settlement of invoices	$ 100
Stock issued during termination | shares	2,000,000
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | First Installment Paid [Member]
Payments for installments	$ 2,000
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | Earlier of The Closing [Member]
Payments for installments	3,800
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | First Million [Member]
Additional investment	70
Accounts receivable with the fair value	100
Accounts receivable write-off	30
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | Second Million [Member]
Deferred liability of down payment on purchase of subsidiary	$ 70
Cape River Resources Pty Ltd [Member]
Ownership percentage purchased											38.00%
Equity method investments									0
Cape River Resources Pty Ltd [Member] | One Board Director [Member]
Ownership percentage purchased											15.00%
Cape River Resources Pty Ltd [Member] | Second Largest Shareholder [Member]
Ownership percentage purchased											38.00%
Pentland Coal Mine [Member] | GNE [Member]
Ownership percentage purchased											100.00%
Batchfire Resources Pty Ltd [Member]
Ownership percentage purchased						7.00%
Cost method investments						$ 0			0
Batchfire Resources Pty Ltd [Member] | Maximum [Member]
Ownership percentage purchased										11.00%
Batchfire Resources Pty Ltd [Member] | Minimum [Member]
Ownership percentage purchased										7.00%
Townsville Metals Infrastructure Pty Ltd [Member]
Equity method investments						$ 0			$ 0
Townsville Metals Infrastructure Pty Ltd [Member] | One Board Director [Member]
Ownership percentage purchased			15.00%
Townsville Metals Infrastructure Pty Ltd [Member] | Second Largest Shareholder [Member]
Ownership percentage purchased			38.00%
SES EnCoal Energy [Member]
Ownership percentage purchased						50.00%			50.00%
Equity method investments				$ 36		$ 19	$ 36		$ 19
Payments to acquire equity method investments			$ 11	$ 76	$ 6
Yima Joint Venture [Member]
Ownership percentage purchased																25.00%
Due from joint ventures					2,500
Proceeds from reimbursement of construction costs by joint venture							900
Yima Joint Venture [Member] | Chinese Renminbi Yuan [Member]
Due from joint ventures					16,000
Proceeds from reimbursement of construction costs by joint venture							6,150
Yima Coal Industry Group [Member]
Ownership percentage purchased																75.00%
Cost method investments						0			$ 0
Due from joint ventures					$ 2,500								$ 2,500
Proceeds from reimbursement of construction costs by joint venture							$ 900
Yima Coal Industry Group [Member] | Chinese Renminbi Yuan [Member]
Due from joint ventures | ¥												¥ 16,000		¥ 16,000
Proceeds from reimbursement of construction costs by joint venture | ¥								¥ 6,150
TSEC Joint Venture [Member]
Ownership percentage purchased									35.00%						25.00%
Equity method investments						$ 0			$ 0
TSEC Joint Venture [Member] | Suzhou Thvow Technology Co. Ltd. [Member]
Ownership percentage purchased															50.00%
TSEC Joint Venture [Member] | Invovative Coal Chemical Design Institute [Member]
Ownership percentage purchased															25.00%